Share-Based Payments (Tables)	12 Months Ended
Oct. 31, 2021
Statement [Line Items]
Schedule of Bank's Employee Stock Option Plan

Details of the Bank’s Employee Stock Option Plan are as follows
(1)
:

	2021		2020
As at October 31	Number of stock options (000’s)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Outstanding at beginning of year	11,792	$66.44	11,509	$64.35
Granted	1,876	74.34	1,594	74.34
Exercised as options	(3,016)	53.50	(942)	53.50
Exercised as SARs	(59)	61.30	(37)	61.30
Forfeited	(127)	70.23	(293)	70.23
Expired	(8)	61.55	(39)	61.55
Outstanding at end of year (2)	10,458	$69.08	11,792	$66.44
Exercisable at end of year (2)	5,252	$65.85	7,337	$61.08
Available for grant	3,945		5,628

Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price

	Options Outstanding			Options Exercisable
As at October 31, 2021	Number of stock options (000’s)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Range of exercise prices
$49.93 to $55.21	267	0.10	$49.93	267	$49.93
$55.63 to $66.67	2,598	2.33	$60.60	2,598	$60.60
$63.98 to $81.81	7,593	6.73	$72.66	2,387	$73.35
	10,458	5.47	$69.08	5,252	$65.85
(1)	Excludes SARs.
(2)	Includes and nil options originally issued under HollisWealth plans (2020 – 10,000).

Stock appreciation rights and tandem stock appreciation rights [member]
Statement [Line Items]
Schedule of Weighted-average Assumptions Used to Determine Fair Value of Options Granted

As at October 31	2021	2020
Assumptions
Risk-free interest rate%	0.59% – 1.53%	0.25% – 0.45%
Expected dividend yield	4.34%	6.30%
Expected price volatility	15.12% – 23.51%	21.30% – 31.40%
Expected life of option	0.00 – 6.12 years	0.00 – 6.10 years
Fair value
Weighted-average fair value	$14.46	$2.78

Employee stock options [member]
Statement [Line Items]
Schedule of Weighted-average Assumptions Used to Determine Fair Value of Options Granted

	2021 Grant	2020 Grant
Assumptions
Risk-free interest rate %	0.58%	1.61%
Expected dividend yield	5.10%	4.55%
Expected price volatility	19.41%	13.37%
Expected life of option	6.8 Years	6.7 years
Fair value
Weighted-average fair value	$4.60	$3.81